SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying condensed consolidated financial statements of Alkermes for the three and nine months ended December 31, 2011 and 2010 are unaudited and have been prepared on a basis substantially consistent with the audited financial statements for the year ended March 31, 2011. The year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S.”) (commonly referred to as “GAAP”). In the opinion of management, the condensed consolidated financial statements include all adjustments, which are of a normal recurring nature, that are necessary to present fairly the results of operations for the reported periods. These financial statements should be read in conjunction with the financial statements and notes thereto of Alkermes, Inc. which are contained, or incorporated by reference, in Alkermes, Inc.’s Annual Report on Form 10-K for the year ended March 31, 2011, as amended, and the audited financial statements and notes thereto, which has been filed with the U.S. Securities and Exchange Commission (“SEC”) and Alkermes’ Registration Statement on Form S-4, as amended (Registration No. 333-175078), which was declared effective by the SEC on August 4, 2011. The results of the Company’s operations for any interim period are not necessarily indicative of the results of the Company’s operations for any other interim period or for a full fiscal year.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Alkermes plc and its wholly-owned subsidiaries: Alkermes Ireland Holdings Limited, Alkermes Pharma Ireland Limited, Alkermes U.S. Holdings, Inc., Alkermes, Inc., Eagle Holdings USA, Inc., Alkermes Gainesville LLC, Alkermes Controlled Therapeutics, Inc., Alkermes Europe, Ltd., Alkermes Finance Ireland Limited, Alkermes Finance S.A R.L. and Alkermes Finance Ireland (No. 2) Limited. Intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements in accordance with GAAP requires management to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates and judgments and methodologies, including those related to revenue recognition and related allowances, its collaborative relationships, clinical trial expenses, the valuation of inventory, impairment and amortization of intangibles and long-lived assets, share-based compensation, income taxes including the valuation allowance for deferred tax assets, valuation of investments and derivative instruments, litigation and restructuring charges. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Risk-management Instruments

On September 16, 2011, the Company entered into a $310.0 million first lien term loan facility (the “First Lien Term Loan”) and a $140.0 million second lien term loan facility (the “Second Lien Term Loan” and, together with the First Lien Term Loan, the “Term Loans”). Interest on the Term Loans is at a rate equal to an applicable margin plus three-month LIBOR. The Company addressed its risk to exposure to fluctuations in interest rates by entering into certain derivative financial instruments, the objective of which is to limit the impact of fluctuations in interest rates on earnings. The Company’s derivative activities are initiated within the guidelines of documented corporate risk management policies and do not create additional risk because gains and losses on derivative contracts offset losses and gains on the liabilities being hedged.

During the nine months ended December 31, 2011, the Company entered into an interest rate swap contract that was designated and qualified as a cash flow hedge. The Company reviews the effectiveness of its derivatives on a quarterly basis. The effective portion of gains or losses on the Company’s cash flow hedge is reported as a component of accumulated other comprehensive loss and reclassified into earnings in the same period the hedged transaction affects earnings. Hedge ineffectiveness is immediately recognized in earnings.

During the nine months ended December 31, 2011, the Company entered into two interest rate cap contracts that were not designated as hedging instruments. The interest rate caps are recorded at fair value with associated gains or losses recognized in other income/(expense) during the period of change.

Segment Information

The Company operates as one business segment, which is the business of developing, manufacturing and commercializing medicines designed to yield better therapeutic outcomes and improve the lives of patients with serious diseases. The Company’s chief decision maker, the Chairman and Chief Executive Officer, reviews the Company’s operating results on an aggregate basis and manages the Company’s operations as a single operating unit.

Business Acquisitions

The Company’s condensed consolidated financial statements include the operations of an acquired business after the completion of the acquisition. The Company accounts for acquired businesses using the acquisition method of accounting. The acquisition method of accounting for acquired businesses requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date, and that the fair value of acquired in-process research and development (“IPR&D”) be recorded on the balance sheet. Also, transaction costs are expensed as incurred. Any excess of the purchase price over the assigned values of the net assets acquired is recorded as goodwill. Contingent consideration is included within the acquisition cost and is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. Changes in fair value are recognized in earnings.

Goodwill and Intangible Assets

Goodwill represents the excess cost of the Company’s investment in the net assets of acquired companies over the fair value of the underlying identifiable net assets at the date of acquisition. The Company’s goodwill balance solely relates to the EDT acquisition in the fiscal year ended March 31, 2012, as described in Note 3, Acquisitions. Goodwill is not amortized but is tested for impairment annually or when events or circumstances indicate the fair value of a reporting unit may be below its carrying value. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance related to testing goodwill for impairment. This accounting standard allows an entity to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, an entity can choose to early adopt the standard if its annual test date is before the issuance of the final standard, provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. The Company chose to early adopt the provisions of this standard as it had not yet performed its annual impairment test, which the Company performs as of October 31 each year. The adoption of this standard did not impact the Company’s financial position or results of operations. As a result of the qualitative assessment performed as of October 31, 2011, the Company determined that it was not more-likely-than-not that the fair value of the reporting unit was less than its carrying amount, and an impairment of the Company’s goodwill was not recorded.

The Company’s finite-lived intangible assets consist of core developed technology and collaboration agreements and are recorded at fair value at the time of their acquisition and are stated within its condensed consolidated balance sheets net of accumulated amortization and impairments. The finite-lived intangible assets are amortized over their estimated useful life using the economic use method, which reflects the pattern that the economic benefits of the intangible assets are consumed as revenue is generated from the underlying patent or contract. The useful lives of the Company’s intangible assets are primarily based on the legal or contractual life of the underlying patent or contract, which does not include additional years for the potential extension or renewal of the contract or patent. IPR&D represents the fair value assigned to research and development assets that were acquired prior to its completion. IPR&D is considered an indefinite-lived asset and is not amortized but is tested for impairment annually or when events or circumstances indicate the fair value may be below its carrying value. If and when development is complete, which generally occurs when regulatory approval to market a product is obtained, the associated assets would be deemed finite-lived and would then be amortized based on their respective estimated useful lives at that point in time. The Company’s intangible assets were all acquired as part of the EDT acquisition in the fiscal year ended March 31, 2012, as described in Note 3, Acquisitions.

Foreign Currency

The Company’s functional and reporting currency is the U.S. dollar. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of the transaction. The resulting monetary assets and liabilities are translated into U.S. dollars at exchange rates prevailing on the subsequent balance sheet date. Gains and losses as a result of translation adjustments are recorded within “Other income (expense)” in the accompanying condensed consolidated statement of operations and comprehensive loss.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard-setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In January 2010, the Company adopted accounting guidance issued by the FASB related to fair value measurements that requires additional disclosure related to transfers in and out of Levels 1 and 2 of the fair value hierarchy. In addition, effective for the Company beginning on April 1, 2011, this standard further requires an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than as one net amount. As this accounting standard only requires enhanced disclosure, the adoption of this newly issued accounting standard did not impact the Company’s financial position or results of operations.

On April 1, 2011, the Company prospectively adopted the accounting guidance related to the milestone method of revenue recognition for research and development arrangements. Under the milestone method, contingent consideration received from the achievement of a substantive milestone is recognized in its entirety in the period in which the milestone is achieved, which the Company believes is more consistent with the substance of its performance under its various licensing and collaboration agreements. A milestone is defined as an event (i) that can only be achieved based in whole or in part on either the entity’s performance or on the occurrence of a specific outcome resulting from the entity’s performance, (ii) for which there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved, and (iii) that would result in additional payments being due to the entity. A milestone is substantive if the consideration earned from the achievement of the milestone is consistent with the Company’s performance required to achieve the milestone, or the increase in value to the collaboration resulting from the Company’s performance, relates solely to the Company’s past performance, and is reasonable relative to all of the other deliverables and payments within the arrangement. The Company’s license and collaboration agreements with its partners provide for payments to the Company upon the achievement of development milestones, such as the completion of clinical trials or regulatory approval for drug candidates. As of April 1, 2011, the Company’s agreements with partners included potential future payments for development milestones aggregating $17.0 million. Given the challenges inherent in developing and obtaining approval for pharmaceutical and biologic products, there was substantial uncertainty as to whether any such milestones would be achieved at the time these licensing and collaboration agreements were entered into. In addition, the Company evaluated whether the development milestones met the remaining criteria to be considered substantive. As a result of the Company’s analysis, the Company considers its development milestones to be substantive and, accordingly, the Company expects to recognize as revenue future payments received from such milestones as it achieves each milestone. The election to adopt the milestone method did not impact the Company’s historical financial position at April 1, 2011. This policy election may result in revenue recognition patterns for future milestones that are materially different from those recognized for milestones received prior to adoption. During the nine months ended December 31, 2011, the Company recognized into revenue $3.0 million upon the achievement of developmental milestones during this period. During the nine months ended December 31, 2011, the Company recognized into revenue an aggregate of $8.0 million upon the achievement of milestones where there were no remaining performance obligations under the associated agreements.

Milestone payments received prior to April 1, 2011 from arrangements where the Company has continuing performance obligations have been deferred and are recognized through the application of a proportional performance model where the milestone payment is recognized over the related performance period or, in full, when there are no remaining performance obligations. The Company makes its best estimate of the period of time for the performance period. The Company will continue to recognize milestone payments received prior to April 1, 2011 in this manner. As of December 31, 2011, the Company has deferred revenue of $5.0 million from milestone payments received prior to April 1, 2011 that will be recognized ratably through 2018.

In June 2011, the FASB issued guidance related to the presentation of comprehensive income. This accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this accounting standard do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This standard is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company’s financial position or results of operations.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Alkermes, Inc. and its wholly-owned subsidiaries: Alkermes Controlled Therapeutics, Inc. (“ACT I”); Alkermes Europe, Ltd. and RC Royalty Sub LLC (“Royalty Sub”). The assets of Royalty Sub are not available to satisfy obligations of Alkermes and its subsidiaries, other than the obligations of Royalty Sub, and the assets of Alkermes are not available to satisfy obligations of Royalty Sub. Intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S.”) (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates and judgments and methodologies, including those related to revenue recognition and related allowances, its collaborative relationships, clinical trial expenses, the valuation of inventory, impairment and amortization of long-lived assets, share-based compensation, income taxes including the valuation allowance for deferred tax assets, valuation of investments, contingencies, litigation, and restructuring charges. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

The Company values its cash and cash equivalents at cost plus accrued interest, which the Company believes approximates their market value. The Company considers only those investments which are highly liquid, readily convertible into cash and that mature within three months from the date of purchase to be cash equivalents.

Investments

The Company has investments in various types of securities including U.S. government and agency obligations, debt securities issued by foreign agencies and backed by foreign governments and corporate debt securities. The Company also has strategic equity investments which includes the common stock of a public company with which the Company has a collaborative arrangement. The Company generally holds its interest-bearing investments with major financial institutions and in accordance with documented investment policies, the Company limits the amount of credit exposure to any one financial institution or corporate issuer. At March 31, 2011, substantially all these investments are classified as available-for-sale and are recorded at fair value. Holding gains and losses on these investments are considered “unrealized” and are reported within “Accumulated other comprehensive (loss) income,” a component of shareholders’ equity. The Company uses the specific identification method for reclassifying unrealized gains and losses into earnings when investments are sold. Certain of the Company’s money market funds and held-to-maturity investments are restricted investments held as collateral under letters of credit related to certain of the Company’s service provider agreements and lease agreements, respectively, and are included in “Investments — short-term” and “Investments — long-term”, respectively, in the consolidated balance sheets.

The Company conducts periodic reviews to identify and evaluate each investment that has an unrealized loss, in accordance with the meaning of other-than-temporary impairment and its application to certain investments, as required by GAAP. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses on available-for-sale securities that are determined to be temporary, and not related to credit loss, are recorded in accumulated other comprehensive (loss) income.

For available-for-sale debt securities with unrealized losses, the Company performs an analysis to assess whether it intends to sell or whether it would more likely than not be required to sell the security before the expected recovery of the amortized cost basis. If the Company intends to sell a security, or may be required to do so, the security’s decline in fair value is deemed to be other-than-temporary and the full amount of the unrealized loss is recorded within earnings as an impairment loss. Regardless of the Company’s intent to sell a security, the Company performs additional analysis on all securities with unrealized losses to evaluate losses associated with the creditworthiness of the security. Credit losses are identified where the Company does not expect to receive cash flows sufficient to recover the amortized cost basis of a security.

For equity securities, when assessing whether a decline in fair value below the cost basis is other-than-temporary, the Company considers the fair market value of the security, the duration of the security’s decline, and the financial condition of the issuer. The Company then considers its intent and ability to hold the equity security for a period of time sufficient to recover its carrying value. Where the Company has determined that it lacks the intent and ability to hold an equity security to its expected recovery, the security’s decline in fair value is deemed to be other-than-temporary and is recorded within operations as an impairment loss.

Fair Value of Financial Instruments

The Company’s financial assets and liabilities are recorded at fair value and are classified as Level 1, 2 or 3 within the fair value hierarchy, as described in the accounting standards for fair value measurement. The Company’s financial assets and liabilities consist of cash equivalents and investments and are classified within the fair value hierarchy as follows:

Level 1 — these valuations are based on a market approach using quoted prices in active markets for identical assets. Valuations of these products do not require a significant degree of judgment. Assets utilizing Level 1 inputs include investments in money market funds, U.S. government and agency debt securities, debt securities issued and backed by foreign governments, and strategic equity investments;

Level 2 — these valuations are based on a market approach using quoted prices obtained from brokers or dealers for similar securities or for securities for which the Company has limited visibility into their trading volumes. Valuations of these financial instruments do not require a significant degree of judgment. Assets utilizing Level 2 inputs include investments in corporate debt securities that are trading in the credit markets;

Level 3 — these valuations are based on an income approach using certain inputs that are unobservable and are significant to the overall fair value measurement. Valuations of these products require a significant degree of judgment. Assets utilizing Level 3 inputs primarily consist of investments in certain corporate debt securities, auction rate securities and asset backed securities that are not trading in the credit markets.

The carrying amounts reflected in the consolidated balance sheets for cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued expenses approximate fair value due to their short-term nature.

Inventory

Inventory is stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. Included in inventory are raw materials used in production of pre-clinical and clinical products, which have alternative future use and are charged to research and development (“R&D”) expense when consumed. VIVITROL inventory that is in the distribution channel is classified as “consigned-out inventory.”

Property, Plant and Equipment

Property, plant and equipment are recorded at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Expenditures for repairs and maintenance are charged to expense as incurred and major renewals and improvements are capitalized. Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets:

Asset group	Term

Buildings and improvements	25 years
Furniture, fixtures and equipment	3 - 7 years
Leasehold improvements	Shorter of useful life or lease term (1 - 10 years)

Impairment of Long-Lived Assets

The Company reviews long-lived assets to be held and used, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written-down to their estimated fair values. Long-lived assets to be disposed of are carried at fair value less costs to sell them.

Asset Retirement Obligations

The Company recognized an asset retirement obligation for an obligation to remove leasehold improvements and other related activities at the conclusion of the Company’s lease for its AIR® manufacturing facility located in Chelsea, Massachusetts. The carrying amount of the asset retirement obligation at March 31, 2011 and 2010, was $1.7 million and $1.5 million, respectively, and is included within “Other Long-Term Liabilities” in the accompanying consolidated balance sheets. The following table shows changes in the carrying amount of the Company’s asset retirement obligation for the years ended March 31, 2011 and 2010:

Carrying
Amount
(In thousands)

Balance, April 1, 2009	$1,397
Accretion expense	140

Balance, March 31, 2010	$1,537
Accretion expense	155

Balance, March 31, 2011	$1,692

Revenue Recognition

Manufacturing revenues — The Company recognizes manufacturing revenues from the sale of RISPERDAL CONSTA to Janssen Pharmaceutica, Inc., a division of Ortho-McNeil-Janssen Pharmaceuticals, Inc. and Janssen Pharmaceutica International, a division of Cilag International (together, “Janssen”), from the sale of polymer to Amylin Pharmaceuticals, Inc., (“Amylin”) for use in BYDUREONtm, from the sale of VIVITROL to Cilag GmbH International (“Cilag”), an affiliate of Janssen, for sale in Russia and other countries in the Commonwealth of Independent States (“CIS”), and from the sale of VIVITROL to Cephalon, Inc. (“Cephalon”) prior to the termination of the VIVITROL collaboration on December 1, 2008.

Manufacturing revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred and title to the product and associated risk of loss has passed to the customer, the sales price is fixed or determinable and collectability is reasonably assured. Manufacturing revenues recognized by the Company for RISPERDAL CONSTA are based on information supplied to the Company by Janssen and require estimates to be made. Differences between the actual manufacturing revenues and estimated manufacturing revenues are reconciled and adjusted for in the period in which they become known. The Company records manufacturing revenues under its agreements with Amylin and Cilag at an agreed upon price upon shipment of the product.

Prior to December 1, 2008, the Company manufactured and sold VIVITROL exclusively to Cephalon for sale of the product in the U.S. under certain manufacturing and supply arrangements. The Company recorded manufacturing revenues upon shipment of the product to Cephalon at cost plus a manufacturing profit of 10%.

Royalty revenue — The Company receives royalties related to the sale of RISPERDAL CONSTA under certain license arrangements with Janssen. The Company also receives royalties related to the sale of VIVITROL in Russia under a license arrangement with Cilag. Royalty revenues are earned in the period the products are sold by Janssen and Cilag.

Product sales, net — The Company’s product sales consist of sales of VIVITROL in the U.S. to wholesalers, specialty distributors and specialty pharmacies. The Company started to record product sales, net, upon the termination of the VIVITROL collaboration with Cephalon in December 2008. Product sales are recognized from the sale of VIVITROL when persuasive evidence of an arrangement exists, title to the product and associated risk of loss has passed to the customer, which is considered to occur when the product has been received by the customer, the sales price is fixed or determinable, and collectability is reasonably assured. The Company defers the recognition of product sales on shipments of VIVITROL to its customers until the product has left the distribution channel, as it does not yet have sufficient sales history to reasonably estimate returns related to these shipments. The Company estimates product shipments out of the distribution channel through data provided by external sources, including information on inventory levels provided by its customers in the distribution channel, as well as prescription information. In order to match the cost of goods sold related to products shipped to customers with the associated revenue, the Company defers the recognition of the cost of goods sold to the period in which the associated revenue is recognized.

The Company records its product sales net of the following significant categories of sales discounts and allowances as a reduction of product sales at the time VIVITROL is shipped into the distribution channel and are adjusted for inventory in the distribution channel.:

•	Medicaid Rebates — The Company records accruals for rebates to states under the Medicaid Drug Rebate Program as a reduction of sales when the product is shipped into the distribution channel. The Company rebates individual states for all eligible units purchased under the Medicaid program based on a rebate per unit calculation, which is based on its Average Manufacturer Price (“AMP”). The Company estimates expected unit sales and rebates per unit under the Medicaid program and adjusts its rebate estimates based on actual unit sales and rebates per unit.

•	Chargebacks — wholesaler and specialty pharmacy chargebacks are discounts that occur when contracted customers purchase directly from an intermediary wholesale purchaser. Contracted customers, which primarily consist of federal government agencies purchasing under the federal supply schedule, generally purchase the product at its contracted price, plus a mark-up from the wholesaler. The wholesaler, in-turn, charges back to the Company the difference between the price initially paid by the wholesaler and the contracted price paid to the wholesaler by the customer. The allowance for wholesaler chargebacks is based on actual and expected utilization of these programs. Wholesaler chargebacks could exceed historical experience and the Company’s estimates of future participation in these programs. To date, actual wholesaler chargebacks have not differed materially from the Company’s estimates.

•	Wholesaler Fees — cash consideration, including sales incentives, given by the Company under distribution service agreements with a number of wholesaler, distributor and specialty pharmacy customers that provide them with the opportunity to earn discounts in exchange for the performance of certain services.

Research and development revenue under collaborative arrangements — R&D revenue under collaborative arrangements consists of nonrefundable R&D funding under collaborative arrangements with collaborative partners. R&D funding generally compensates the Company for formulation, preclinical and clinical testing related to the collaborative research programs. The Company generally bills its partners under collaborative arrangements using a single full-time equivalent (“FTE”) or hourly rate. This rate is established by the Company based on its annual budget of employee compensation, employee benefits and billable non-project-specific costs, and is generally increased annually based on increases in the consumer price index. Each collaborative partner is billed using a FTE or hourly rate for the hours worked by the Company’s employees on a particular project, plus direct external costs, if any.

The Company recognizes R&D revenue under collaborative arrangements over the term of the applicable agreements through the application of a proportional performance model where revenue is recognized equal to the lesser of the amount due under the agreements or the amount based on the proportional performance to date. The Company recognizes nonrefundable payments and fees for the licensing of technology or intellectual property rights over the related performance period or, in full, when there are no remaining performance obligations. Nonrefundable payments and fees are recorded as deferred revenue upon receipt and may require deferral of revenue recognition to future periods.

Net collaborative profit — Net collaborative profit relates to the Company’s revenue recognition in connection with the License and Collaboration Agreement and Supply Agreement (together, the “Agreements”) entered into with Cephalon in June 2005, later amended in October 2006 (the “Amendments”), for sale of VIVITROL in the U.S. For purposes of revenue recognition, the deliverables under these Agreements were separated into three units of accounting: (i) net losses on the products; (ii) manufacturing of the products; and (iii) the product license.

As discussed in Note 13, “Collaborative Arrangements,” the Company and Cephalon agreed to end the VIVITROL collaboration, effective December 1, 2008 (the “Termination Date”). In connection with the termination of the collaboration, the Company recognized $120.7 million of net collaborative profit, consisting of $113.9 million of unearned milestone revenue and $6.8 million of deferred revenue remaining at the Termination Date. The Company received $11.0 million from Cephalon as payment to fund its share of estimated VIVITROL product losses during the one-year period following the Termination Date, and the Company recognized this payment as net collaborative profit through the application of a proportional performance model based on VIVITROL product losses.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and marketable securities. Billings to large pharmaceutical companies account for the majority of the Company’s accounts receivable and collateral is generally not required from these customers. To mitigate credit risk, the Company monitors the financial performance and credit worthiness of its customers. The following represents revenue and receivables from the Company’s customers exceeding 10% of the total in each category as of, and for the year ended, March 31:

	2011		2010		2009
Customer	Receivables	Revenue	Receivables	Revenue	Receivables	Revenue

Janssen	75%	83%	86%	83%	84%	46%
Cephalon	—	—	—	3%	15%	41%

The Company generally holds its interest-bearing investments with major financial institutions and in accordance with documented investment policies, the Company limits the amount of credit exposure to any one financial institution or corporate issuer. The Company’s investment objectives are, first, to assure liquidity and conservation of capital and, second, to obtain investment income.

Research and Development Expenses

The Company’s R&D expenses include internally and externally generated costs incurred in conjunction with the development of the Company’s technologies, proprietary product candidates, collaborators’ product candidates and in-licensing arrangements. Internally generated costs include employee compensation, laboratory supplies, temporary help costs, external research costs, consulting costs, occupancy costs, depreciation expense and other allocable costs directly related to the Company’s R&D activities. External research costs relate to toxicology and pharmacokinetic studies and clinical trials that are performed for the Company under contract by external companies, hospitals or medical centers as well as upfront fees and milestones paid to collaborators.

A significant portion of the Company’s internally generated R&D expenses (including laboratory supplies, travel, dues and subscriptions, recruiting costs, temporary help costs, consulting costs and allocable costs such as occupancy and depreciation) are not tracked by project as they benefit multiple projects or the Company’s technologies in general. Externally generated R&D expenses are tracked by project and certain of these expenses are reimbursed to the Company by its partners. The Company accounts for its R&D expenses on a departmental and functional basis in accordance with its budget and management practices. All such costs are expensed as incurred.

Share-Based Compensation

The Company’s share-based compensation programs grant awards which include stock options and restricted stock units (“RSU”), which vest with the passage of time and, to a limited extent, vest based on the achievement of certain performance or market criteria. Certain of the Company’s employees are retirement eligible under the terms of the Company’s stock option plans (the “Plans”) and stock option awards to these employees generally vest in full upon retirement. Since there are no effective future service requirements for these employees, the fair value of these awards is expensed in full on the grant date.

Stock Options

Stock option grants to employees generally expire ten years from the grant date and generally vest one-fourth per year over four years from the anniversary of the date of grant, provided the employee remains continuously employed with the Company, except as otherwise provided in the plan. Stock option grants to directors are for ten-year terms and generally vest over a six month period provided the director continues to serve on the Company’s board of directors through the vesting date, except as otherwise provided in the plan. The estimated fair value of options is recognized over the requisite service period, which is generally the vesting period. Share-based compensation expense is based on awards ultimately expected to vest. Forfeitures are estimated based on historical experience at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The fair value of stock option grants is based on estimates as of the date of grant using a Black-Scholes option valuation model. The Company used historical data as the basis for estimating option terms and forfeitures. Separate groups of employees that have similar historical stock option exercise and forfeiture behavior are considered separately for valuation purposes. The ranges of expected terms disclosed below reflect different expected behavior among certain groups of employees. Expected stock volatility factors are based on a weighted average of implied volatilities from traded options on the Company’s common stock and historical stock price volatility of the Company’s common stock, which is determined based on a review of the weighted average of historical daily price changes of the Company’s common stock. The risk-free interest rate for periods commensurate with the expected term of the share option is based on the U.S. treasury yield curve in effect at the time of grants. The dividend yield on the Company’s common stock is estimated to be zero as the Company has not paid and does not expect to pay dividends. The exercise price of options granted prior to October 7, 2008 equals the average of the high and low of the Company’s common stock traded on the NASDAQ Select Stock Global Market on the date of grant. Beginning with the adoption of the Alkermes, Inc. 2008 Stock Option and Incentive Plan (the “2008 Plan”), the exercise price of option grants made after October 7, 2008 is equal to the closing price of the Company’s common stock traded on the NASDAQ Select Stock Global Market on the date of grant.

The fair value of each stock option grant was estimated on the grant date with the following weighted-average assumptions:

Year Ended March 31,
	2011	2010	2009

Expected option term	5 - 7 years	5 - 7 years	5 - 7 years
Expected stock volatility	46% - 51%	38% - 49%	36% - 46%
Risk-free interest rate	1.11% - 3.42%	1.83% - 3.05%	1.66% - 3.52%
Expected annual dividend yield	—	—	—

Time-Vested Restricted Stock Units

Time-vested RSU’s awarded to employees generally vest one-fourth per year over four years from the anniversary of the date of grant, provided the employee remains continuously employed with the Company. Shares of the Company’s common stock are delivered to the employee upon vesting, subject to payment of applicable withholding taxes. The fair value of time-vested RSU’s is based on the market value of the Company’s stock on the date of grant. Compensation expense, including the effect of forfeitures, is recognized over the applicable service period.

Performance-Based Restricted Stock Units

The Company has RSU’s that vest upon the achievement of certain performance criteria and RSU’s that vest upon the achievement of a market condition. Shares of the Company’s common stock are delivered to the employee upon vesting, subject to payment of applicable withholding taxes. The estimated fair value of the RSU’s that vest upon the achievement of certain performance criteria is based on the market value of the Company’s stock on the date of grant. The estimated fair value of the RSU’s that vest upon the achievement of a market condition was determined through the use of a Monte Carlo simulation model, which utilizes input variables that determine the probability of satisfying the market condition stipulated in the award and calculates the fair market value for the performance award.

Compensation expense for RSU’s that vest upon the achievement of performance criteria is recognized from the moment the Company determines the performance criteria will be met to the date the Company deems the event is likely to occur. Cumulative adjustments are recorded quarterly to reflect subsequent changes in the estimated outcome of performance-related conditions until the date results are determined. Compensation expense for RSU’s that vest upon the achievement of a market condition is recognized over a derived service period as determined by the Monte Carlo simulation model. The vesting of these awards is subject to the respective employees’ continued employment.

Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The Company accounts for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position. The Company evaluates this tax position on a quarterly basis. The Company also accrues for potential interest and penalties related to unrecognized tax benefits in income tax expense.

Comprehensive (Loss) Income

Comprehensive (loss) income consists of net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income includes changes in equity that are excluded from net (loss) income, such as unrealized holding gains and losses on available-for-sale marketable securities.

(Loss) Earnings per Share

Basic (loss) earnings per share is calculated based upon net (loss) income available to holders of common shares divided by the weighted average number of shares outstanding. For the calculation of diluted (loss) earnings per share, the Company uses the weighted average number of shares outstanding, as adjusted for the effect of potential dilutive securities, including stock options and restricted stock units.

Segment Information

The Company operates as one segment, which is the business of developing, manufacturing and commercializing innovative medicines for the treatment of prevalent, chronic diseases. The Company’s chief decision maker, the Chairman, President and Chief Executive Officer, reviews the Company’s operating results on an aggregate basis and manages the Company’s operations as a single operating unit.

Employee Benefit Plans

The Company maintains a 401(k) retirement savings plan (the “401(k) Plan”), which covers substantially all of its employees. Eligible employees may contribute up to 100% of their eligible compensation, subject to certain Internal Revenue Service limitations. The Company matches 50% of the first 6% of employee pay, and employee and Company contributions are fully vested when made. During the years ended March 31, 2011, 2010 and 2009, the Company contributed $2.0 million, $1.8 million and $1.7 million, respectively, to match employee deferrals under the 401(k) Plan.

New Accounting Pronouncements

In September 2009, the Emerging Issues Task Force (“EITF”) of the Financial Accounting Standards Board (“FASB”) issued accounting guidance related to revenue recognition that amends the previous guidance on arrangements with multiple deliverables. The new guidance provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and provides for separate revenue recognition based upon management’s estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item. Accounting guidance previously required that the fair value of the undelivered item be the price of the item either sold in a separate transaction between unrelated third parties or the price charged for each item when the item is sold separately by the vendor. This was difficult to determine when the product was not individually sold because of its unique features. Under the previous guidance, if the fair value of all of the elements in the arrangement was not determinable, then revenue was deferred until all of the items were delivered or fair value was determined. This guidance is effective prospectively for revenue arrangements entered into or materially modified in the Company’s fiscal year beginning April 1, 2011, and the Company determined that this standard will not have a significant impact on its historical consolidated financial statements.

In January 2010, the FASB issued accounting guidance related to fair value measurements that requires additional disclosure related to transfers in and out of Levels 1 and 2 of the fair value hierarchy. The guidance also requires additional disclosure for activity within Level 3 of the fair value hierarchy. The guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 and describe the reasons for the transfers. In addition, this guidance requires a reporting entity to present information separately about purchases, sales issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs, or Level 3 inputs. This accounting standard was effective for interim and annual reporting periods beginning after December 31, 2009, other than for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements. Those disclosures are effective for the Company’s fiscal year beginning April 1, 2011. The Company adopted all provisions of this pronouncement, except for those related to the disclosure of disaggregated Level 3 activity, on January 1, 2010, and as this guidance only amends required disclosures in the Company’s condensed consolidated financial statements, it did not have an effect upon the Company’s financial position or results of operations. The Company determined that the adoption of the remaining provisions of this amendment will not have a significant impact on its consolidated financial statements.

In April 2010, the FASB issued accounting guidance related to the milestone method of revenue recognition for R&D arrangements. Under this guidance, the Company may recognize revenue contingent upon the achievement of a milestone in its entirety, in the period in which the milestone is achieved, only if the milestone meets all the criteria within the guidance to be considered substantive. This guidance is effective on a prospective basis for R&D milestones achieved in the Company’s fiscal year beginning April 1, 2011. The Company will implement this guidance prospectively, and the effect of this guidance will be limited to future transactions. The Company determined that the adoption of this standard will not have a material impact on its historical financial position or results of operations.

In December 2010, the FASB issued accounting guidance related to how pharmaceutical manufacturers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act of 2010 (together the “Acts”). The Acts impose an annual fee on the pharmaceutical manufacturing industry for each calendar year beginning on or after January 1, 2011. Under the guidance, a liability for this fee should be estimated and recorded in full upon the first qualifying sale with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. The Company adopted the provisions of this pronouncement on January 1, 2011, and the adoption did not have a material effect upon the Company’s financial position or results of operations for the fiscal year ending March 31, 2011 and the Company does not expect the adoption of this pronouncement to have a material effect on it in the near future.